Note 16 - Regulatory Capital (Details) - Capital Ratios (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Feb. 28, 2011
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
To Be Well Capitalized	10.00%	10.00%
To Be Well Capitalized	6.00%	6.00%
To Be Well Capitalized	5.00%	5.00%
Middlefield Banc Corp [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (in Dollars)	$ 64,220	$ 57,784
Actual	14.06%	13.86%
For Capital Adequacy Purposes (in Dollars)	36,541	33,344
For Capital Adequacy Purposes	8.00%	8.00%
To Be Well Capitalized (in Dollars)	45,676	41,680
To Be Well Capitalized	10.00%	10.00%
Actual (in Dollars)	58,494	52,543
Actual	12.81%	12.61%
For Capital Adequacy Purposes (in Dollars)	18,270	16,672
For Capital Adequacy Purposes	4.00%	4.00%
To Be Well Capitalized (in Dollars)	27,406	25,008
To Be Well Capitalized	6.00%	6.00%
Actual (in Dollars)	58,494	52,543
Actual	8.97%	7.88%
For Capital Adequacy Purposes (in Dollars)	26,093	26,675
For Capital Adequacy Purposes	4.00%	4.00%
To Be Well Capitalized (in Dollars)	32,617	33,344
To Be Well Capitalized	5.00%	5.00%
Middlefield Banking Company [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (in Dollars)	53,194	47,887
Actual	13.77%	13.29%
For Capital Adequacy Purposes (in Dollars)	30,906	28,822
For Capital Adequacy Purposes	8.00%	8.00%
To Be Well Capitalized (in Dollars)	38,632	36,027
To Be Well Capitalized	10.00%	10.00%
Actual (in Dollars)	48,364	43,371
Actual	12.52%	12.04%
For Capital Adequacy Purposes (in Dollars)	15,453	14,411
For Capital Adequacy Purposes	4.00%	4.00%
To Be Well Capitalized (in Dollars)	23,179	21,616
To Be Well Capitalized	6.00%	6.00%
Actual (in Dollars)	48,364	43,371
Actual	8.51%	7.32%
For Capital Adequacy Purposes (in Dollars)	22,735	23,684
For Capital Adequacy Purposes	4.00%	4.00%
To Be Well Capitalized (in Dollars)	28,419	29,605
To Be Well Capitalized	5.00%	5.00%
Emerald Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Actual (in Dollars)	9,482	8,440
Actual	13.76%	15.45%
For Capital Adequacy Purposes (in Dollars)	5,514	4,370
For Capital Adequacy Purposes	8.00%	8.00%
To Be Well Capitalized (in Dollars)	6,893	5,463
To Be Well Capitalized	10.00%	10.00%
Actual (in Dollars)	8,605	7,737
Actual	12.48%	14.16%
For Capital Adequacy Purposes (in Dollars)	2,757	2,185
For Capital Adequacy Purposes	4.00%	4.00%
To Be Well Capitalized (in Dollars)	4,136	3,278
To Be Well Capitalized	6.00%	6.00%
Actual (in Dollars)	8,605	7,737
Actual	10.92%	10.61%
For Capital Adequacy Purposes (in Dollars)	3,152	2,916
For Capital Adequacy Purposes	4.00%	4.00%	9.00%
To Be Well Capitalized (in Dollars)	$ 3,940	$ 3,646
To Be Well Capitalized	5.00%	5.00%